Property and equipment together with their estimated useful lives (TABLE)	12 Months Ended
Sep. 30, 2016
Property and equipment together with their estimated useful lives
Property and equipment together with their estimated useful lives

Major classes of property and equipment together with their estimated useful lives, consisted of the following at September 30, 2016 and 2015:

	Useful	September 30,
	Lives	2016	2015

Computers and office equipment	3 years	$8,486	$8,486
Automotive equipment	5 years	15,042	15,042
Mine equipment	3-10 years	532,285	537,803
Equipment structures and other	7-10 years	73,979	73,979
Lab and equipment	5 years	60,612	—
Permits	15 years	16,227	16,227
		706,631	651,537
Less: accumulated depreciation		(128,748)	(63,470)

Net property and equipment		$577,883	$588,067